SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments

	Year ended December 31, 2018
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	11,453,420	282,000	(280,613)	11,454,807
Cost of sales	(8,524,890)	(239,893)	281,455	(8,483,328)

Gross profit	2,928,530	42,107	842	2,971,479

Selling, general and administrative expenses	(860,881)	(15,883)	—	(876,764)
Other operating income, net	12,950	706	—	13,656

Operating income - IFRS	2,080,599	26,930	842	2,108,371

Management view
Net sales	11,723,883	333,892	(332,505)	11,725,270
Operating income	1,768,115	91,418	(6,213)	1,853,319
Reconciliation items:
Differences in Cost of sales				541,492
Effect of inflation adjustment (Note 4 (cc))				(286,440)

Operating income - IFRS				2,108,371

Financial income (expense), net				(179,576)
Equity in earnings (losses) of non-consolidated companies				102,772

Income before income tax expense - IFRS				2,031,567

Depreciation and amortization - IFRS	(537,885)	(51,415)	—	(589,299)
The effect of the application of IAS 29 - Hyperinflationary economies in Argentina is only allocated in the Steel segment, having an impact of $(270) million on Net sales, $(38) million in Cost of sales, $24 million in Selling, general and administrative expenses and $(3) million in Other operating expenses, net.

	Year ended December 31, 2017
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	9,700,260	271,477	(271,441)	9,700,296
Cost of sales	(7,465,751)	(212,860)	275,586	(7,403,025)

Gross profit	2,234,509	58,617	4,145	2,297,271

Selling, general and administrative expenses	(811,487)	(12,760)	—	(824,247)
Other operating income, net	(17,011)	771	—	(16,240)

Operating income - IFRS	1,406,011	46,628	4,145	1,456,784

Management view
Net sales	9,700,260	287,152	(287,116)	9,700,296
Operating income	1,065,605	66,694	(1,291)	1,131,008
Reconciliation items:
Differences in Cost of sales				325,776

Operating income - IFRS				1,456,784

Financial income (expense), net				(165,090)
Equity in earnings (losses) of non-consolidated companies				68,115

Income before income tax expense - IFRS				1,359,809

Depreciation and amortization - IFRS	(424,529)	(49,770)	—	(474,299)

	Year ended December 31, 2016
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	7,221,751	204,894	(202,670)	7,223,975
Cost of sales	(5,391,038)	(192,038)	198,686	(5,384,390)

Gross profit	1,830,713	12,856	(3,984)	1,839,585

Selling, general and administrative expenses	(677,007)	(10,935)	—	(687,942)
Other operating income, net	(9,543)	(382)	—	(9,925)

Operating income - IFRS	1,144,163	1,539	(3,984)	1,141,718

Management view
Net sales	7,221,751	208,230	(206,006)	7,223,975
Operating income	936,164	3,871	269	940,303
Reconciliation items:
Differences in Cost of sales				201,415

Operating income - IFRS				1,141,718

Financial income (expense), net				(37,885)
Equity in earnings (losses) of non-consolidated companies				14,624

Income before income tax expense - IFRS				1,118,457

Depreciation and amortization - IFRS	(361,685)	(45,205)	—	(406,890)

Disclosure of geographical areas

	Year ended December 31, 2018
	Mexico	Southern region	Brazil and Other markets (2)	Total

Net sales	6,345,137	1,941,168	3,168,502	11,454,807

Non-current assets (1)	4,093,288	1,071,705	1,665,140	6,830,133

	Year ended December 31, 2017
	Mexico	Southern region	Brazil and Other markets (2)	Total

Net sales	5,629,267	2,316,444	1,754,585	9,700,296

Non-current assets (1)	4,042,914	643,411	1,756,007	6,442,332

	Year ended December 31, 2016
	Mexico	Southern region	Other markets	Total

Net sales	4,491,761	1,867,622	864,592	7,223,975

Non-current assets (1)	4,108,539	634,048	235,947	4,978,534
(1) Includes Property, plant and equipment and Intangible assets.
(2) Includes the assets related to the business acquisition disclosed in note 3

Disclosure of products and services

	Year ended December 31,
	2018	2017	2016

Semi-finished (1)	103,099	123,752	19,878
Slabs	1,818,235	715,513	—
Hot rolled (2)	3,961,144	3,366,697	2,763,403
Cold rolled	1,264,940	1,321,663	1,110,671
Coated (3)	3,506,040	3,391,328	2,900,009
Roll-formed and tubular (4)	437,514	472,253	413,991
Other products (5)	363,835	309,090	16,023

TOTAL SALES	11,454,807	9,700,296	7,223,975

(1)	Semi-finished includes billets and round bars.

(2)	Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.

(3)	Coated includes tin plate and galvanized products.

(4)	Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.

(5)	Other products include mainly sales of energy and pig iron.